Virtus Dynamic AlphaSectorSM Fund,

a series of Virtus Opportunities Trust

Supplement dated May 17, 2013 to the Prospectuses

dated January 31, 2013, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following corrects index performance information and the description of the indexes appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)
Class A
Return Before Taxes	0.56%	-1.96%	-1.35%	—
Return After Taxes on Distributions	0.07%	-2.13%	-1.52%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.04%	-1.73%	-1.20%	—
Class B
Return Before Taxes	1.88%	-1.78%	-1.52%	—
Class C
Return Before Taxes	5.94%	-1.55%	-1.50%	—
Class I
Return Before Taxes	7.20%	—	—	-1.34%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	12.89%
Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes)	8.30%	2.05%	2.50%	2.56%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Dynamic AlphaSectorSM Linked Benchmark consists of the S&P 500 Index; performance of the Dynamic AlphaSectorSM Linked Benchmark prior to February 6, 2012 is that of the Citigroup 90-Day Treasury Bill Index. The indexes are unmanaged and not available for direct investment.